Long-Term Debt - Redemption Price Percentage of Senior Secured Notes (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2015
2016 [Member] | 7.75% Senior Secured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Redemption price	103.875%
2016 [Member] | 12.0% Senior Secured Notes [Member]
Debt Instrument [Line Items]
Redemption price	106.00%
2017 [Member] | 7.75% Senior Secured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Redemption price	101.938%
2017 [Member] | 12.0% Senior Secured Notes [Member]
Debt Instrument [Line Items]
Redemption price	103.00%
2018 and Thereafter [Member] | 7.75% Senior Secured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Redemption price	100.00%
2018 and Thereafter [Member] | 12.0% Senior Secured Notes [Member]
Debt Instrument [Line Items]
Redemption price	100.00%